Great-West Life & Annuity Insurance Company
                             8525 East Orchard Road
                           Greenwood Village, CO 80111



May 5, 2003

VIA EDGAR TRANSMISSION
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File Nos. 333-70963 & 811-09201

Ladies and Gentlemen:

In lieu of filing the form of the prospectus for COLI VUL-2 Series Account (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

      1. the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Amendment No. 9 to the Account's registration statement on Form N-6, the most recent amendment to the Account's registration statement; and

      2. the text of Amendment No. 9 to the Account's registration statement on Form N-6, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 29, 2003.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-4675.

COLI VUL-2 Series Account of
Great-West Life & Annuity Insurance Company
(Registrant)

By: /s/ Ryan L. Logsdon

Ryan L. Logsdon
Associate Counsel
Great-West Life & Annuity Insurance Company